SUBSEQUENT EVENTS (Details) - USD ($)		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2021	Mar. 23, 2022	Mar. 14, 2022
Subsequent Event [Line Items]
Weighted Average Shares Price Per Share		$ 15.00
OmniAb
Subsequent Event [Line Items]
Common shares, par value, (per share)		$ 0.0001
Contribution From Subsidiaries		$ 15,000,000
Pre-money equity value		$ 850,000,000
Additional shares of common stock		15,000,000
Weighted Average Shares Price Per Share		$ 12.50
Subsequent Event
Subsequent Event [Line Items]
Common shares, par value, (per share)			$ 0.001
Subsequent Event | Sponsor | Working Capital Loans
Subsequent Event [Line Items]
Aggregate borrowings				$ 750,000
Price of warrant				$ 1.50
Amount of drew down promissory note	$ 500,000